OPPENHEIMER DISCIPLINED VALUE FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated December 16, 1996

The Prospectus is changed as follows:

1.   The Supplement dated January 1, 1997 to the Prospectus dated
December 16, 1996 is replaced by this Supplement.

2.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3  is revised to read as follows:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 26) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

3. In "Class A Shares" under "Classes of Shares" on page 21 the second sentence is replaced by the following: "If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

4. The following is added to "Which Class of Shares Should You Choose? - How Does it Affect Payments To My Broker?" on page 23:
 "The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers."

5.   The following is added to "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 26:

             Purchases by a retirement plan qualified under
     section 401(a) if the retirement plan has total plan assets of $500,000 or more.

6.   In the second paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 26 the first sentence is replaced by the following:

          The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next
                                                  [over]
     $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

7.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 26, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

8. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on
page 27 is replaced by the following:   "The Distributor will add
the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 30 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 30:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


11. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 32:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 32:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 33 is replaced with the following and a new sub-section (6) is added as follows:

             distributions from OppenheimerFunds prototype
     401(k) plans and from certain Massachusetts Mutual Life
     Insurance Company prototype 401(k) plans . . . (6) for loans to participants or beneficiaries.

14. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 33:

             distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

15. The section captioned "Special Investor Services" on page 34 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

May 1, 1997                   PS0375.005


                  OPPENHEIMER DISCIPLINED ALLOCATION FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 25, 1997

The Prospectus is changed as follows:

1. The Supplement dated February 25, 1997 to the Prospectus dated February 25, 1997 is replaced by this Supplement.

2.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is revised to read as follows:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 33) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

3. In "Class A Shares" under "Classes of Shares" on page 28 the second sentence is replaced by the following: "If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

4. The following is added to "Which Class of Shares Should You Choose? - How Does it Affect Payments To My Broker?" on page 30:
 "The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers."

5.   In the second paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 33 the first sentence is replaced by the following:

          The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

6.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 33, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May
     1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be
                                                  [over]
     deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on
page 34 is replaced by the following:   "The Distributor will add
the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 36:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 39:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 39:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 40 is replaced with the following and a new sub-section (6) is added as follows:

             distributions from OppenheimerFunds prototype
     401(k) plans and from certain Massachusetts Mutual Life
     Insurance Company prototype 401(k) plans . . . (6) for loans to participants or beneficiaries.

13. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 40:

             distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

14. The section captioned "Special Investor Services" on page 41 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0205.006



                        OPPENHEIMER LIFESPAN FUNDS
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 25, 1997

The Prospectus is changed as follows:

1. The Supplement dated February 25, 1997 to the Prospectus dated February 25, 1997 is replaced by this Supplement.

2.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is revised to read as follows:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 47) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

3. In "Class A Shares" under "Classes of Shares" on page 42 the second sentence is replaced by the following: "If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

4. The following is added to "Which Class of Shares Should You Choose? - How Does it Affect Payments To My Broker?" on page 44:
 "The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers."

5.   In the second paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 47 the first sentence is replaced by the following:

          The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

6.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 47, the first sentence is replaced by the following:
                                                  [over]

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may bededucted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on
page 48 is replaced by the following:   "The Distributor will add
the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 50 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 50:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 53:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 53:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 54 is replaced with the following and a new sub-section (6) is added as follows:

             distributions from OppenheimerFunds prototype
     401(k) plans and from certain Massachusetts Mutual Life
     Insurance Company prototype 401(k) plans . . . (6) for loans to participants or beneficiaries.

13.  The following sub-paragraph is added at the end of   "Waivers
for Redemptions in Certain Cases" in "Waivers of Class B and Class C sales charges" on page 54:

             distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

14. The section captioned "Special Investor Services" on page 55 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0305.008